Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Operating Expenses
Operating expenses consists of the following c
o
mponents by nature:

	2020	2019
Raw materials and consumables	$153,038	$86,407
Salaries and employee benefits	67,792	36,524
Contractors	78,919	31,819
Repairs and maintenance	37,876	20,195
Site administration	37,464	10,823
Royalties	23,312	9,451

	398,401	195,219
Change in inventories	23,860	(36,021)

Total operating expenses	$422,261	$159,198